Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Navient Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43525
Entity Tax Identification Number	42-4701395
Entity Address Address Line 1	13865 Sunrise Valley Drive
Entity Address City Or Town	Herndon
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20171
City Area Code	302
Local Phone Number	283-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002152623